Thrivent Small Cap Stock Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	17.29%	14.17%	14.29%
Russell 2000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%			9.62%
S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%			9.81%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.45%	7.50%			11.93%